UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        May 5, 2003
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      86
Form 13F Information Table Value Total:      $73,264

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      434     3336 SH       SOLE                                       3336
ALLTEL Corp                    COM              020039103      379     8462 SH       SOLE                                       8462
Abbott Laboratories            COM              002824100     1762    46842 SH       SOLE                                      46842
Adobe Systems Inc              COM              00724F101      976    31670 SH       SOLE                                      31670
Amer Intl Group                COM              026874107     1018    20589 SH       SOLE                                      20589
American Pwr Convsn            COM              029066107      791    55550 SH       SOLE                                      55550
Amgen Inc.                     COM              031162100      250     4345 SH       SOLE                                       4345
Apollo Group A                 COM              037604105      532    10661 SH       SOLE                                      10661
Automatic Data Proc            COM              053015103      846    27483 SH       SOLE                                      27483
Autozone Inc                   COM              053332102      913    13290 SH       SOLE                                      13290
Avery Dennison Corp            COM              053611109     1614    27510 SH       SOLE                                      27510
BB&T Corp                      COM              054937107      559    17785 SH       SOLE                                      17785
BP PLC Spons Adr               COM              055622104      799    20695 SH       SOLE                                      20695
Bank One Corp                  COM              06423A103      207     5970 SH       SOLE                                       5970
BankAmerica Corp               COM              060505104      254     3802 SH       SOLE                                       3802
Bed Bath & Beyond              COM              075896100     1887    54640 SH       SOLE                                      54640
Bemis Co                       COM              081437105      774    18405 SH       SOLE                                      18405
Bristol-Myers Co               COM              110122108      233    11038 SH       SOLE                                      11038
Cardinal Health Inc            COM              14149Y108     1938    34022 SH       SOLE                                      34022
Cintas Corp                    COM              172908105      922    28027 SH       SOLE                                      28027
Coca Cola Co                   COM              191216100      213     5250 SH       SOLE                                       5250
Columbia Bancorp               COM              197227101      241     9829 SH       SOLE                                       9829
Concord EFS                    COM              206197105      170    18110 SH       SOLE                                      18110
Cousins Properties             COM              222795106      537    20768 SH       SOLE                                      20768
Dover Corp                     COM              260003108     1475    60905 SH       SOLE                                      60905
Ebay, Inc.                     COM              278642103      335     3925 SH       SOLE                                       3925
Emerson Electric Co            COM              291011104     1490    32850 SH       SOLE                                      32850
Equity Office                  COM              294741103      207     8150 SH       SOLE                                       8150
Expeditors Int'l Wash          COM              302130109     1933    53765 SH       SOLE                                      53765
Exxon Mobil Corp               COM              30231G102     1604    45892 SH       SOLE                                      45892
Fair Isaac & Co.               COM              303250104     1544    30383 SH       SOLE                                      30383
Fastenal Co                    COM              311900104      603    21405 SH       SOLE                                      21405
Fedl Natl Mtg Assoc            COM              313586109      904    13826 SH       SOLE                                      13826
Fifth Third BankCorp           COM              316773100      802    15961 SH       SOLE                                      15961
Fiserv Inc.                    COM              337738108      907    28804 SH       SOLE                                      28804
GAP                            COM              364760108      160    11045 SH       SOLE                                      11045
Gannett Co                     COM              364730101     1088    15450 SH       SOLE                                      15450
General Electric Co            COM              369604103     1119    43888 SH       SOLE                                      43888
Golden West Fin'l              COM              381317106      340     4725 SH       SOLE                                       4725
Grainger (WW) Inc              COM              384802104      896    20885 SH       SOLE                                      20885
Health Mgmt Assoc              COM              421933102     1008    53050 SH       SOLE                                      53050
Home Depot                     COM              437076102      657    26986 SH       SOLE                                      26986
Idexx Labs                     COM              45168D104      313     8950 SH       SOLE                                       8950
Illinois Tool Works            COM              452308109     1922    33045 SH       SOLE                                      33045
Int'l Business Mach            COM              459200101      205     2608 SH       SOLE                                       2608
Jefferson-Pilot Corp           COM              475070108      427    11093 SH       SOLE                                      11093
Johnson & Johnson              COM              478160104     1962    33897 SH       SOLE                                      33897
Kimberly Clark                 COM              494368103      204     4495 SH       SOLE                                       4495
Kimco Realty Corp              COM              49446R109     1189    33859 SH       SOLE                                      33859
Kinder Morgan Energy Ptnrs LP  COM              494550106      329     8890 SH       SOLE                                       8890
Kohls Corp                     COM              500255104      414     7325 SH       SOLE                                       7325
Linear Technology Corp         COM              535678106      788    25520 SH       SOLE                                      25520
Lowes Cos Inc                  COM              548661107      325     7950 SH       SOLE                                       7950
Marsh & McLennan               COM              571748102      907    21280 SH       SOLE                                      21280
Maxim Integrated Prod          COM              57772K101      508    14060 SH       SOLE                                      14060
McCormick & Co                 COM              579780206     2003    82985 SH       SOLE                                      82985
Merck & Co                     COM              589331107     1770    32313 SH       SOLE                                      32313
Microsoft Corp                 COM              594918104     1417    58517 SH       SOLE                                      58517
Minerals Techn                 COM              603158106      491    12875 SH       SOLE                                      12875
Molex Inc                      COM              608554101      344    16031 SH       SOLE                                      16031
Molex Inc Cl A                 COM              608554200      461    25042 SH       SOLE                                      25042
Patterson Dental               COM              703412106      920    20030 SH       SOLE                                      20030
Paychex Inc                    COM              704326107      898    32685 SH       SOLE                                      32685
Pfizer Inc                     COM              717081103      340    10900 SH       SOLE                                      10900
Procter & Gamble Co            COM              742718109     2276    25558 SH       SOLE                                      25558
Prologis Tr                    COM              743410102      314    12400 SH       SOLE                                      12400
RPM Inc                        COM              749685103      302    28750 SH       SOLE                                      28750
Royal Dutch Petrol             COM              780257804      346     8500 SH       SOLE                                       8500
Sigma-Aldrich Corp             COM              826552101     1599    35940 SH       SOLE                                      35940
Staples Inc                    COM              855030102      832    45400 SH       SOLE                                      45400
Starbucks Corp                 COM              855244109      896    34775 SH       SOLE                                      34775
Stryker Corp                   COM              863667101     1973    28741 SH       SOLE                                      28741
SunTrust Banks Inc             COM              867914103     1099    20878 SH       SOLE                                      20878
Sysco Corp                     COM              871829107     1013    39800 SH       SOLE                                      39800
Teleflex Inc                   COM              879369106     1374    38480 SH       SOLE                                      38480
Valspar Corp                   COM              920355104     1927    47075 SH       SOLE                                      47075
WGL Holdings Inc.              COM              92924f106      352    13280 SH       SOLE                                      13280
Wal-Mart Stores                COM              931142103     1281    24620 SH       SOLE                                      24620
Walgreen Co                    COM              931422109     1207    40928 SH       SOLE                                      40928
Washington REIT                COM              939653101      318    12255 SH       SOLE                                      12255
Weingarten Rlty Inv            COM              948741103      566    14479 SH       SOLE                                      14479
Whole Foods Market             COM              966837106      668    12000 SH       SOLE                                      12000
Wrigley (Wm) Jr.               COM              982526105      726    12855 SH       SOLE                                      12855
Wyeth Co                       COM              983024100      236     6245 SH       SOLE                                       6245
Dodge & Cox Stock                               256219106      214 2582.699 SH       SOLE                                   2582.699
Vngrd Windsor II                                922018205      289 14508.636SH       SOLE                                  14508.636